General information, details 2 (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	14.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	14.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	40.00%